Regulatory Capital Requirements (Table)	12 Months Ended
Dec. 31, 2023
Regulatory Capital Requirements
Schedule of regulatory capital ratios
					Minimum		Minimum
			Minimum		For Capital		To Be Well
			For Capital		Adequacy Purposes		Capitalized Under
			Adequacy		with Conservation		Prompt Corrective
	Actual		Purposes		Buffer (1)		Action Provisions (2)
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
December 31, 2023
Common equity tier 1 capital
(to risk-weighted assets)
Company	$91,886	11.89%	$34,770	4.50%	$54,086	7.00%	N/A	N/A
Bank	$105,390	13.65%	$34,737	4.50%	$54,036	7.00%	$50,176	6.50%
Tier 1 capital (to risk-weighted assets)
Company	$106,273	13.75%	$46,360	6.00%	$65,676	8.50%	N/A	N/A
Bank	$105,390	13.65%	$46,317	6.00%	$65,615	8.50%	$61,755	8.00%
Total capital (to risk-weighted assets)
Company	$115,944	15.01%	$61,813	8.00%	$81,130	10.50%	N/A	N/A
Bank	$115,051	14.90%	$61,755	8.00%	$81,054	10.50%	$77,194	10.00%
Tier 1 capital (to average assets)
Company	$106,273	9.57%	$44,401	4.00%	N/A	N/A	N/A	N/A
Bank	$105,390	9.50%	$44,376	4.00%	N/A	N/A	$55,470	5.00%

December 31, 2022:
Common equity tier 1 capital
(to risk-weighted assets)
Company	$82,770	11.74%	$31,731	4.50%	$49,359	7.00%	N/A	N/A
Bank	$96,112	13.64%	$31,703	4.50%	$49,315	7.00%	$45,793	6.50%
Tier 1 capital (to risk-weighted assets)
Company	$97,157	13.78%	$42,308	6.00%	$59,936	8.50%	N/A	N/A
Bank	$96,112	13.64%	$42,270	6.00%	$59,883	8.50%	$56,361	8.00%
Total capital (to risk-weighted assets)
Company	$105,971	15.03%	$56,410	8.00%	$74,038	10.50%	N/A	N/A
Bank	$104,918	14.89%	$56,361	8.00%	$73,973	10.50%	$70,451	10.00%
Tier 1 capital (to average assets)
Company	$97,157	9.24%	$42,047	4.00%	N/A	N/A	N/A	N/A
Bank	$96,112	9.15%	$42,025	4.00%	N/A	N/A	$52,531	5.00%